SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

20.	SHARE CAPITAL

The authorized share capital of the Company as of December 31, 2023 is $600,000,000 (2022: $600,000,000) divided into 600,000,000 shares (2022: 600,000,000) of $1.00 nominal value each, of which 222,622,889 shares of $1.00 nominal value each are in issue and fully paid as of December 31, 2022 and 2023.

ATM program

In June 2020, the Company entered into an equity distribution agreement with Morgan Stanley & Co. LLC for the offer and sale of up to $100.0 million of ordinary shares of the Company through an at-the-market offering program (the "ATM program"). In the year ended December 31, 2021, the Company issued 5,499,658 shares for combined gross proceeds of $51.2 million.

The movement in the number of shares outstanding during the years ended December 31, 2023 and 2022 are as follows:

Outstanding shares as of January 1, 2021	197,692,321
Shares issued under ATM program	5,499,658
Shares issued on exercise of options (see Note 21)	339,000
Outstanding shares as of December 31, 2021	203,530,979
Shares issued in connection with Euronav share acquisition (see Note 8)	19,091,910
Outstanding shares as of December 31, 2022 and 2023	222,622,889